Loans - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) loan payment qtr PSARate	Dec. 31, 2023 USD ($) PSARate	Dec. 31, 2022 USD ($)	Jan. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan costs		$ 24,400,000	$ 25,300,000
Proceeds from sale of loans held-for-investment		20,780,000	56,561,000	$ 63,564,000
Net gains (losses) on mortgage loans		6,579,000	7,436,000	6,431,000
Accrued Interest		300,000	300,000	200,000
Interest income		$ 0	0	0
Troubled loan modification			0
Troubled loan modification, term increase		7 years 1 month 6 days
Number of contracts | loan		2
Troubled loan modifications, non-accrual, amount		$ 300,000
Troubled loan modification, subsequent default			0
Past due period for modified loans		90 days
Number of consecutive payments for mortgage loans missed | payment		4
Custodial deposit accounts		$ 29,400,000	$ 28,600,000
Maximum number of consecutive quarterly losses recorded for profitability requirement | qtr		4
Percentage of decline in net worth during the period		30.00%
Maximum percentage of decline in net worth for one consecutive quarter		25.00%
Maximum percentage of decline in net worth for two consecutive quarters		40.00%
Average coupon rate		4.13%	3.89%
Average servicing fee		0.26%	0.26%
Average discount rate		10.37%	10.25%
Average PSA rate | PSARate		125	142
Forecast
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transaction expense	$ 500,000
Subsequent Event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loan servicing rights sold					$ 935,300,000
Mortgage loan servicing rights sold, percentage					0.264
Mortgage loan servicing rights sold, capitalized amount					$ 13,200,000
Mortgage loan servicing rights sold, capitalized, percentage					0.282
Holdback amount					$ 660,000
Fixed Rate Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held-for-investment		$ 20,800,000	$ 56,700,000
Net gains (losses) on mortgage loans		$ 420,000	$ (140,000)
Mortgage | Residential Adjustable Rate Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of loans held-for-investment				63,000,000.0
Net gains (losses) on mortgage loans				$ 550,000
Mortgage | 1-4 family owner occupied - non-jumbo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled loan modification, number of loans | loan		5
Troubled loan modification		$ 510,000
Troubled loan modifications to total loans, percentage		0.10%
Mortgage | 1-4 family owner occupied - non-jumbo | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled loan modification, number of loans | loan		1
Troubled loan modification, interest rate reduction, percent		3.625%
Mortgage | 1-4 family - 2nd lien
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled loan modification, number of loans | loan		1
Troubled loan modification		$ 70,000.00
Troubled loan modifications to total loans, percentage		0.10%